Fees Summary	Oct. 08, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,380,542,811.35
Previously Paid Amount	123,560.43
Total Fee Amount	316,360.01
Total Offset Amount	0
Net Fee	$ 192,799.58